Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income for basic and diluted earnings per share (in shares)	$ 70,119,242	$ 77,253,510	$ 32,966,865
Denominator:
- Weighted-average Ordinary Shares outstanding during the year (in shares)	42,324,462	37,371,426	14,177,408
Effect of dilutive securities:
- Weighted-average Contingent Ordinary Shares to be Issued for Earnings Incentives (in shares)	0	913,194	3,012,500
- Weighted-average Director shares issued/ issuable (in shares)	166	82	56
- Weighted average Unit Purchase Option (in shares)	0	406,484	381,291
Denominator for diluted earnings per share (in shares)	42,324,628	38,691,186	17,571,255
Basic earnings per share (in dollars per share)	$ 1.66	$ 2.07	$ 2.33
Diluted earnings per share (in dollars per share)	$ 1.66	$ 2.00	$ 1.88